                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No.

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-05491
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV     Pittsburgh, PA                August 11, 2005
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                62
                                             ------------------

Form 13F Information Table Value Total:          $231,082
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                         STALEY CAPITAL ADVISERS, INC.
                                    FORM 13F
                                 MARCH 31, 2005


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104     1837   506000 SH       SOLE                   506000
ALCOA, INC.                    COM              013817101      238     9109 SH       SOLE                     9109
ALLIANCE CAP. LP               COM              01855A101     1028    22000 SH       SOLE                    22000
ALLSTATE CORP.                 COM              020002101      478     8000 SH       SOLE                     8000
ALTRIA GROUP INC.              COM              02209S103     3610    55828 SH       SOLE                    55828
AMER. INTL. GROUP              COM              026874107     5557    95650 SH       SOLE                    95650
AMPHENOL CORP NEW - CL A       COM              032095101    15465   385000 SH       SOLE                   385000
BANK OF AMERICA                COM              060505104      778    17058 SH       SOLE                    17058
BELLSOUTH CORP.                COM              079860102      240     9048 SH       SOLE                     9048
BERKSHIRE HATHAWAY B           COM              084670207     4946     1777 SH       SOLE                     1777
BP PLC - SPONS ADR             COM              056622104      641    10276 SH       SOLE                    10276
BRISTOL WEST HOLDINGS INC      COM              11037M105     5032   275000 SH       SOLE                   275000
CATALYTICA ENERGY SYSTEMS      COM              148884109       29    15000 SH       SOLE                    15000
CENDANT CORP                   COM              151313103    18567   829975 SH       SOLE                   829975
CHEVRONTEXACO                  COM              166764100     2590    46320 SH       SOLE                    46320
CITIGROUP, INC.                COM              172967101      499    10802 SH       SOLE                    10802
COCA COLA                      COM              191216100     7540   180610 SH       SOLE                   180610
CONSECO INC                    COM              208464883    18834   863150 SH       SOLE                   863150
ELAN CORP - ADR                COM              284131208      682   100000 SH       SOLE                   100000
ENTERASYS NETWORKS, INC        COM              296337104       15    16296 SH       SOLE                    16296
EXXON MOBIL                    COM              30231G102     1162    20218 SH       SOLE                    20218
FIRST HORIZON                  COM              320517105     3144    74500 SH       SOLE                    74500
FISHER SCIENTIFIC              COM              338032204    13272   204500 SH       SOLE                   204500
GENERAL ELECTRIC               COM              369604103      980    28275 SH       SOLE                    28275
HEARTLAND TECHNOLOGIES         COM              421979105        0    20000 SH       SOLE                    20000
HEINZ H.J. CO.                 COM              423074103     2771    78225 SH       SOLE                    78225
HONEYWELL INTL.                COM              438516106      234     6400 SH       SOLE                     6400
J.P. MORGAN CHASE              COM              46625H100     3527    99850 SH       SOLE                    99850
KRAFT FOODS                    COM              50075N104     3421   107550 SH       SOLE                   107550
LA Z BOY INC                   COM              505336107      960    65900 SH       SOLE                    65900
LIBERTY MEDIA                  COM              530718105    10554  1035683 SH       SOLE                  1035683
MERCK & CO. INC.               COM              589331107     4268   138558 SH       SOLE                   138558
MERITOR SAVINGS BANK-PA        COM              590007100     2436   600000 SH       SOLE                   600000
NEWELLRUBBERMAID               COM              651229106    14264   598314 SH       SOLE                   598314
NORWOOD RES.                   COM              669958100       10    10000 SH       SOLE                    10000
PFIZER                         COM              717081103     1058    38366 SH       SOLE                    38366
PHH CORP COM NEW               COM              693320202     3858   150000 SH       SOLE                   150000
PINNACLE WEST                  COM              723484101     4672   105100 SH       SOLE                   105100
PNC BANK CORP.                 COM              693475105      273     5016 SH       SOLE                     5016
POLYMER GROUP                  COM              731745204     1728    67916 SH       SOLE                    67916
POLYMER GROUP B                COM              731745303      259    10035 SH       SOLE                    10035
PRIMEDIA INC                   COM              74157K101     6075  1500000 SH       SOLE                  1500000


                         STALEY CAPITAL ADVISERS, INC.
                                    FORM 13F
                                 MARCH 31, 2005


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
RESPIRONICS, INC.              COM              761230101      202     5600 SH       SOLE                     5600
REYNOLDS AMERICA               COM              761713106      552     7000 SH       SOLE                     7000
ROYAL DUTCH PET.               COM              780257804     1914    29495 SH       SOLE                    29495
SBC COMM. INC.                 COM              78387G103      208     8755 SH       SOLE                     8755
SCHERING-PLOUGH                COM              806605101      548    28773 SH       SOLE                    28773
SOVEREIGN BANC.                COM              845905108     1531    68514 SH       SOLE                    68514
TIME WARNER                    COM              887317105     1544    92400 SH       SOLE                    92400
VERIZON COMM.                  COM              92343V104      368    10643 SH       SOLE                    10643
WASTE MGMT.                    COM              94106L109    15430   544471 SH       SOLE                   544471
SPDR-HEALTHCARE                MUTUAL           81369y209     4250 136950.00SH       SOLE                136950.00
SPDR-UTILITIES                 MUTUAL           81369Y886     1562 49500.00 SH       SOLE                 49500.00
iSHARES DIVIDEND               MUTUAL           464287168     1068 17300.00 SH       SOLE                 17300.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    20988 437250.00SH       SOLE                437250.00
LIBERTY GLOBAL                 COM              530555101     7626 163607.00SH       SOLE                163607.00
GOLD TRUST - ETF               COM              863307104     2129 49000.00 SH       SOLE                 49000.00
MFS INTERMED. INCOME TRUST     BOND             55273C107      458 70083.39 SH       SOLE                 70083.39
PUTNAM MASTER INTERM. INCOME   BOND             746909100      103 15900.00 SH       SOLE                 15900.00
iSHARES T.I.P.S.               BOND             464287176     2693 25110.00 SH       SOLE                 25110.00
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105      102    10000 SH       SOLE                    10000
NUVEEN PA. PREMIUM INCOME      TAX-FREE         67061F101      274    18091 SH       SOLE                    18091
